Document and Entity Information	Sep. 13, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	SABINE PASS LIQUEFACTION, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-192373
Entity Tax Identification Number	27-3235920
Entity Address, Address Line One	700 Milam Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001499200
Amendment Flag	false